Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets

(12)	Goodwill and Intangible Assets
Goodwill at December 31, 2017 and 2016, and the changes in the balance for the years then ended are as follows:

	2017	2016
Balance, beginning of year	$487,834	482,905
Increase in goodwill due to acquisition (1)	—	4,929
Balance, end of year	$487,834	487,834
The goodwill balance at December 31, 2017 and 2016, relates to the Individual Annuity segment. See note 24 for further discussion regarding the operating segments.
Intangible assets at December 31, 2017 and 2016, and the changes in the balance for the years then ended are as follows:

	2017	2016
Balance, beginning of year	$2,496	—
Increase in intangibles due to acquisition (1)	—	2,872
Amortization	(410)	(376)
Balance, end of year	$2,086	2,496
(1) The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.
The net amortization of the intangible assets in each of the next five years is as follows:

2018	$410
2019	410
2020	410
2021	410
2022	410
2023 and beyond	36
Total	$2,086
Accumulated amortization of intangible assets is $15,279 and $14,869 as of December 31, 2017 and 2016, respectively.
Goodwill and intangible assets are reviewed on an annual basis and impairment considerations are made depending on economic market conditions. There were no impairments to goodwill or intangible assets in 2017 or 2016.